NICHOLAS II, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED)
AS OF DECEMBER 31, 2019

SHARES OR
PRINCIPAL
AMOUNT		VALUE
-------------		------------
COMMON STOCKS - 94.72%
	Consumer Discretionary - Retailing - 9.70%
63,865	Burlington Stores, Inc.	$ 14,563,136
155,000	CarMax, Inc.	13,588,850
77,500	Expedia, Inc.	8,380,850
555,000	LKQ Corporation	19,813,500
171,860	Ollie's Bargain Outlet Holdings, Inc.	11,224,177
38,000	O'Reilly Automotive, Inc.	16,653,880
42,000	Ulta Beauty, Inc.	10,631,880
		------------
		94,856,273
		------------

	Consumer Discretionary - Services - 5.09%
45,735	Domino's Pizza, Inc.	13,436,028
280,000	Service Corporation International	12,888,400
439,000	Wendy's Company (The)	9,750,190
217,500	Wyndham Hotels & Resorts, Inc.	13,661,175
		------------
		49,735,793
		------------

	Consumer Staples - Food & Staples
	Retailing - 3.20%
565,000	BJ's Wholesale Club, Inc.	12,848,100
440,000	US Foods Holding Corp.	18,431,600
		------------
		31,279,700
		------------

	Consumer Staples - Food, Beverage &
	Tobacco - 4.28%
423,904	Conagra Brands, Inc.	14,514,473
63,500	Constellation Brands, Inc. - Class A	12,049,125
177,500	Lamb Weston Holdings, Inc.	15,270,325
		------------
		41,833,923
		------------

	Financials - Banks - 1.75%
605,000	Huntington Bancshares Incorporated	9,123,400
150,000	Webster Financial Corporation	8,004,000
		------------
		17,127,400
		------------

	Financials - Diversified - 3.70%
110,000	Northern Trust Corporation	11,686,400
160,000	Raymond James Financial, Inc.	14,313,600
155,000	SEI Investments Company	10,149,400
		------------
		36,149,400
		------------

	Financials - Insurance - 3.17%
67,500	Aon plc	14,059,575
83,917	Willis Towers Watson Public Limited Company	16,946,199
		------------
		31,005,774
		------------

	Health Care - Equipment & Services - 9.50%
40,000	Cooper Companies, Inc. (The)	12,851,600
117,500	LivaNova PLC	8,863,025
170,000	NuVasive, Inc.	13,147,800
142,500	Quest Diagnostics Incorporated	15,217,575
110,000	ResMed Inc.	17,046,700
280,000	Smith & Nephew PLC sponsored ADR	13,459,600
20,000	Teleflex Incorporated	7,528,800
34,000	Veeva Systems Inc. - Class A	4,782,440
		------------
		92,897,540

		------------

	Health Care - Pharmaceuticals,
	Biotechnology & Life Sciences - 5.50%
100,920	IQVIA Holdings Inc.	15,593,149
15,235	Mettler-Toledo International Inc.	12,085,621
135,000	PerkinElmer, Inc.	13,108,500
14,500	Regeneron Pharmaceuticals, Inc.	5,444,460
34,500	Vertex Pharmaceuticals Incorporated	7,553,775
		------------
		53,785,505
		------------

	Industrials - Capital Goods - 13.45%
225,000	A.O. Smith Corporation	10,719,000
127,500	AMETEK, Inc.	12,716,850
322,000	Fastenal Company	11,897,900
172,500	Fortive Corporation	13,177,275
205,000	Fortune Brands Home & Security, Inc.	13,394,700
70,000	IDEX Corporation	12,040,000
68,500	L3Harris Technologies, Inc.	13,554,095
100,000	Middleby Corporation (The)	10,952,000
77,500	Nordson Corporation	12,620,100
60,000	Snap-on Incorporated	10,164,000
132,500	Westinghouse Air Brake Technologies
	Corporation	10,308,500
		------------
		131,544,420
		------------

	Industrials - Commercial & Professional
	Services - 8.03%
300,000	IAA, Inc.	14,118,000
293,443	IHS Markit Ltd.	22,110,930
255,000	KAR Auction Services, Inc.	5,556,450
240,500	TransUnion	20,589,205
108,500	Verisk Analytics, Inc.	16,203,390
		------------
		78,577,975
		------------

	Industrials - Transportation - 2.17%
380,000	Knight-Swift Transportation Holdings Inc.	13,619,200
40,000	Old Dominion Freight Line, Inc.	7,591,200
		------------
		21,210,400
		------------

	Information Technology - Hardware &
	Equipment - 1.53%
105,000	CDW Corporation	14,998,200
		------------

	Information Technology - Semiconductors &
	Semiconductor Equipment - 3.85%
113,750	Microchip Technology Incorporated	11,911,900
124,000	Skyworks Solutions, Inc.	14,989,120
110,000	Xilinx, Inc.	10,754,700
		------------
		37,655,720
		------------

	Information Technology - Software &
	Services - 14.34%
117,500	Broadridge Financial Solutions, Inc.	14,515,950
69,500	Euronet Worldwide, Inc.	10,950,420
377,419	EVO Payments, Inc. - Class A	9,967,636
73,500	FleetCor Technologies, Inc.	21,147,420
60,000	Gartner, Inc.	9,246,000
143,762	Global Payments Inc.	26,245,191
63,500	Guidewire Software, Inc.	6,970,395
57,000	Palo Alto Networks, Inc.	13,181,250
57,000	Paylocity Holding Corporation	6,886,740
121,000	Qualys, Inc.	10,087,770
59,000	Twilio Inc. - Class A	5,798,520
68,000	Zendesk, Inc.	5,210,840
		------------
		140,208,132
		------------

	Materials - 2.54%
90,000	AptarGroup, Inc.	10,405,800
100,000	Vulcan Materials Company	14,399,000
		------------
		24,804,800
		------------

	Real Estate - 2.92%
280,000	CBRE Group, Inc.	17,161,200
173,729	CyrusOne Inc.	11,367,088
		------------
		28,528,288
		------------

	TOTAL COMMON STOCKS
	(cost $551,489,897)	926,199,243
		------------

SHORT-TERM INVESTMENTS - 5.27%
	U.S. Government Securities - 3.78%
$13,000,000	U.S. Treasury Bill 01/02/2020, 1,491%	13,000,000
13,000,000	U.S. Treasury Bill 01/14/2020, 1.514%	12,993,549
11,000,000	U.S. Treasury Bill 01/21/2020, 1.489%	10,991,505
		------------
		36,985,054
		------------

	Money Market Fund - 1.49%
14,541,753	Morgan Stanley Liquidity Funds Government
	Portfolio (Institutional Class), 7-day
	net yield 1.51%	14,541,753
		------------

	TOTAL SHORT-TERM INVESTMENTS
	(cost $51,526,807)	51,526,807
		------------

	TOTAL INVESTMENTS	977,726,050
	(cost $603,016,704) - 99.99%	------------

	OTHER ASSETS, NET OF LIABILITIES - 0.01%	53,735
		------------
	TOTAL NET ASSETS
	(basis of percentages disclosed
	above) - 100%	$977,779,785
		------------
		------------

% of net assets.

As of December 31, 2019, investment cost for federal tax purposes was $603,158,712 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$381,547,161
Unrealized depreciation	(6,979,823)
------------
Net unrealized appreciation	$374,567,338
------------
------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     Level 1 - quoted prices in active markets for identical investments

     Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2019 in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
----------------	-------------
Level 1 -
Common Stocks(1)	$926,199,243
Money Market Fund	14,541,753
Level 2 -
U.S. Government Securities	36,985,054
Level 3 -
None	--
------------
Total	$977,726,050
------------
------------

(1) See Schedule above for further detail by industry.